Schedule of Contract Assets (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Revenue from Contract with Customer [Abstract]
Revenue recognized in excess of amounts paid or payable (contract receivable) to the Company on uncompleted contracts (contract asset) excluding retainage	$ 5,494,391	$ 5,960,812	$ 2,453,088
Retainage included in contract assets due to being conditional on something other than solely passage of time	2,096,843	977,931	793,481
Less: allowance for credit loss	(650,759)	(99,646)	$ (25,021)
Contract assets, net	6,940,475	6,839,097
Contract assets, current	5,304,061	6,098,497
Contract assets, non-current	$ 1,636,414	$ 740,600